Statements of Cash Flows (Unaudited)	4 Months Ended
Sep. 30, 2025 USD ($)
Greenland Exploration Limited
Cash flows from operating activities
Net loss	$ (28,136)
Changes in operating assets and liabilities:
Accounts payable	335
prepaid expense	(148,801)
Net cash used in operating activities	(176,602)
Cash flows from investing activities
Loan receivable	(100,000)
Net cash used in investing activities	(100,000)
Cash flows from financing activities
Common share issuance	10,000
$15 exercise price warrant issuance	10,000
Loan payable	275,000
Net cash provided by financing activities	295,000
Net Change in Cash	18,398
Cash – beginning of the period
Cash – end of the period	18,398
Supplemental diclosure for non-cash financing activities
Income tax and interest